Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions
Other provisions	R$ 151,737	R$ 70,452
Legal proceedings provision [member]
Provisions
Other provisions	53,792	39,368	R$ 28,118
Provision for Expected Credit Losses on Loan Commitments
Provisions
Other provisions	R$ 97,945	R$ 31,084